Post-employment Benefits (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Present value of net actuarial obligations, beginning balance	R$ 10,973,812
Present value of net actuarial obligations, ending balance	10,721,838	R$ 10,973,812
Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of net actuarial obligations, beginning balance	6,145,601	6,760,824
Cost of services	169	252
Cost of interest	673,724	481,656
Benefits paid	(523,792)	(511,621)
Actuarial (gain) losses	(266,172)	(585,510)
Present value of net actuarial obligations, ending balance	6,029,530	6,145,601
Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Present value of net actuarial obligations, beginning balance	3,337,093	3,344,723
Cost of services	2,018	2,006
Cost of interest	364,901	246,256
Benefits paid	(264,096)	(233,908)
Actuarial (gain) losses	17,621	(21,984)
Present value of net actuarial obligations, ending balance	3,457,537	3,337,093
Assistance Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of net actuarial obligations, beginning balance	1,491,118	1,714,637
Cost of services	6,172	7,368
Cost of interest	155,389	125,132
Benefits paid	(342)
Actuarial (gain) losses	(417,566)	(356,019)
Present value of net actuarial obligations, ending balance	R$ 1,234,771	R$ 1,491,118